Environmental Protection Agency Agreement (Details Narrative)												1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
		Jan. 10, 2022 shares	Jan. 07, 2022	Dec. 19, 2021 USD ($)	Aug. 05, 2021 shares	Jul. 02, 2021 shares	Jan. 02, 2021 USD ($) shares	Dec. 06, 2020 shares	Nov. 16, 2020 shares	Apr. 20, 2020 shares	Apr. 14, 2020 shares	Jul. 31, 2021 USD ($) shares	Nov. 30, 2018 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares		Dec. 31, 2021 USD ($) shares		Jun. 30, 2020 USD ($) shares		Mar. 22, 2022 USD ($)
Recorded Third-Party Environmental Recoveries [Line Items]
Interest rate														0.0010	0.0222
Interest expense														$ 5,028	$ 47,982
Interest payable														506,735		$ 162,540		$ 409,242
Settlement payment														2,900,000
Letter of credit													$ 17,000,000
Historical cost													17,000,000
Finaincial obligation																						$ 2,900,000
Securities Purchased under Agreements to Resell, Measurement Difference Description			The Company completed the purchase of the Mine on January 7, 2022 (see note 5). The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of Common Shares. The purchase price of the mine totaled $7,342,638 was capitalized, after taking into effect the deposits previously made, the credits given and closing costs. Additionally, a total of $442,147 of legal costs were capitalized
Product Liability Contingency, Description			EPA liability totaling $17,000,000 (after the payment of the $2,000,000 on January 7, 2022), an increase of $8,000,000 of which $3,000,000 is current liability and $5,000,000 is long-term in nature. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,402,425 after discount. During the quarter ended March 31, 2022, $138,427 of the discount was amortized to interest expense.
Liability assumed														17,000,000
Discount on debt														$ 1,457,147
Share based payment award, grants in period | shares														500,000		388,990	[1],[2]	1,348,434	[3],[4]	600,000	[3],[4]
Share based payment award, vested in period | shares														500,000				1,516,299	[3],[4]		[3],[4]
Share based payment award, forfeited in period | shares	[3],[4]																	245,125
Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Stock based compensation expense																		$ 4,026
Officer [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Stock based compensation expense																		204,213
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares											400,000
Stock based compensation expense														$ 14,023	26,968	$ 55,135		71,829		$ 23,073
Director [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares										200,000
Stock based compensation expense														4,757	9,148	18,703		24,659		7,217
Directors [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Stock based compensation expense																403,456		531,925		162,855
Directors [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares									168,000
Stock based compensation expense														4,158	7,996	3,998		30,510
Consultant [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Stock based compensation expense																20,259		32,651
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares								220,990
Stock based compensation expense															49,112	$ 29,304		58,740
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares							735,383
Stock based compensation expense							$ 64,870					$ 64,870			$ 212,878			$ 199,542
Share based payment award, vested in period | shares							245,128											490,258
Consultant One [Member] | Restricted Stock Units (RSUs) [Member] | Vested in 1/12 Increments per Month [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, forfeited in period | shares												245,125
Consultant Two [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares						17,823
Stock based compensation expense
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares					595,228
Stock based compensation expense																		100,022
Consultant Four [Member] | Restricted Stock Units (RSUs) [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Share based payment award, grants in period | shares		500,000
Stock based compensation expense														122,249
Environmental Protection Agency [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Lessee, Operating Lease, Liability, to be Paid														15,540,853				$ 17,000,000
Letter of Credit [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Letter of credit													$ 9,000,000
Other Current Liabilities [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Interest payable														311,530
Environmental Protection Agency Agreement [Member]
Recorded Third-Party Environmental Recoveries [Line Items]
Payments for environmental liabilities														20,000,000
Payments for environmental liabilities called														1,000,000
Payment to amended settlement				$ 2,000,000										17,000,000
Payables														3,540,853
Accrual for environmental loss contigencies,component amount														165,000
Monthly payment														$ 140,000

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.